File No. 33-81926

File No. 811-08652

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /X/

POST-EFFECTIVE AMENDMENT NO.  34

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 36  /X/

CROFT FUNDS CORPORATION

(Exact Name of Registrant as Specified in Charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Address of Principal Executive Offices, Zip Code)

Registrant’s Telephone Number, including Area Code (410) 576-0100

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and Address of Agent for Service)

Copies to:

JoAnn M. Strasser, Esquire

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH  43215

It is proposed that this filing will become effective (check appropriate box)

 X  immediately upon filing pursuant to paragraph (b) of Rule 485

__  on August 1, 2015  pursuant to paragraph (b) of Rule 485

__  60 days after filing pursuant to paragraph (a) of Rule 485

__  on (date) pursuant to paragraph (a) of Rule 485

__ 75 days after filing pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

_  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and State of Maryland, on the 13th day of August, 2015.

CROFT FUNDS CORPORATION

By: /s/ Kent G. Croft

      Kent G. Croft, President and Director

Pursuant to the requirements of the Securities Act, this registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature                                           Title

* Benjamin R. Civiletti                     Director

*Charles J. McLaughlin                  Director

* Steven Tamasi                            Director

*By: /s/ Kent G. Croft

Date: August 13, 2015

Kent G. Croft

Attorney in fact

/s/ Kent G. Croft

President/Principal

Kent G. Croft

Executive Officer and Director

Date: August 13, 2015

/s/ G. Russell Croft

Director

G. Russell Croft

Date: August 13, 2015

/s/ Philip N. Vong

Treasurer/Principal Financial

Date: August 13, 2015

Philip N. Vong

Officer/Principal Accounting

Officer

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase